CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Unrealized net holding gains (losses) on investment securities available for sale, tax	$ 17	$ 66	$ 153	$ 66	$ 133	$ (89)
Reclassification adjustment for realized (gains) losses on investment securities available for sale included in net income, tax	$ 0	$ 0	$ 0	$ 0	$ 0	$ 23	[1]

[1]	Gross amounts are included in gain on sales of investment securities and income tax amounts are included in income tax expense on the Consolidated Statements of Income.